Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
OTHER ASSETS

5. OTHER ASSETS

The principal components of the Company’s other assets are as follows:

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Loan issuance costs, net	$8,819	$14,069
Lease premiums	14,833	2,918
Other assets	4,369	2,815

Total other assets	$28,021	$19,802

For the years ended December 31, 2011, 2010 and 2009, the Company amortized $6.5 million, $8.1 million and $7.3 million, respectively, of loan issuance cost into interest expense.

As of December 31, 2011 and 2010, the accumulated amortization associated with the loan issuance costs was $30.3 million and $23.7 million, respectively.